Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Deferred tax liabilities	$ 0	$ 324
Net operating loss carryforwards	5,545	848
Deferred tax assets related to the NOLs	$ 0	$ 0